Financial Debt - Sensitivity analysis (Details) - Fair value € in Thousands	Dec. 31, 2021 EUR (€)
-25% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	€ 8,363
-25% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	9,275
-25% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	9,509
+0% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	7,300
+0% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	8,127
+0% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	8,392
+25% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	6,417
+25% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	7,168
+25% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances [Line items]
Carrying amount recoverable cash advances	€ 7,449